INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
INVENTORY [Abstract]
Schedule of Inventory
	December 31, 2012	September, 30, 2012
Raw materials	$177,634	$175,258
Work in progress	43,908	42,335
Finished goods	42,526	64,638
	$264,068	$282,231

	September 30, 2012	September 30, 2011
Raw materials	$175,258	$44,785
Work in progress	42,335	8,397
Finished goods	64,638	2,799
	282,231	55,981

Less: reserve for obsolescence	-	-

	$282,231	$55,981